Shareholder Report, Holdings (Details) - C000031655	Apr. 30, 2025
Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Steel Producers
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Casinos & Gaming
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Insurance Brokers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Specialty & Generic Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Coal Mining
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Computer Hardware & Storage
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Data Processing & Outsourced Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Brokerage
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Private Equity
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Data & Transaction Processors
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Wealth Management
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Banks
Holdings [Line Items]
Percent of Net Asset Value	29.40%